29. REVENUE (Details 3) - BRL (R$) R$ in Millions			12 Months Ended
	Dec. 29, 2016	Jan. 02, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of revenue [line items]
Taxes on revenues			R$ 9,282	R$ 8,765	R$ 8,547
Charges to the consumer			3,054	3,547	2,604
Deductions from revenue			12,336	12,312	11,151
Tax rate for customers in the Commercial, services and other activities	25.00%	18.00%
Research and development [Member]
Disclosure of revenue [line items]
Charges to the consumer			41	38	38
National scientific and technological development fund [Member]
Disclosure of revenue [line items]
Charges to the consumer			41	38	38
Proinfa alternative source [Member]
Disclosure of revenue [line items]
Charges to the consumer			52	40	39
Other Taxes [Member]
Disclosure of revenue [line items]
Taxes on revenues			8	8	8
Pis and pasep tax [Member]
Disclosure of revenue [line items]
Taxes on revenues			521	553	455
ICMS - State VAT [Member]
Disclosure of revenue [line items]
Taxes on revenues			6,358	5,657	5,847
Cofins tax [Member]
Disclosure of revenue [line items]
Taxes on revenues			2,395	2,547	2,237
Energy services inspection fee [Member]
Disclosure of revenue [line items]
Charges to the consumer			30	26	29
Customer charges - the 'Flag Tariff' system [Member]
Disclosure of revenue [line items]
Charges to the consumer			294	655	454
Royalty on water resource [Member]
Disclosure of revenue [line items]
Charges to the consumer			43	45	92
Energy system expansion research [Member]
Disclosure of revenue [line items]
Charges to the consumer			20	19	19
Energy development account [Member]
Disclosure of revenue [line items]
Charges to the consumer			2,448	2,603	1,822
Energy efficiency program [Member]
Disclosure of revenue [line items]
Charges to the consumer			69	64	56
Global reversion reserve [Member]
Disclosure of revenue [line items]
Charges to the consumer			R$ 16	R$ 19	R$ 17